Income Taxes Unrecognized Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 42,175	$ 46,206	$ 37,644
Gross increase to positions in prior years	2,132	2,037	8,958
Gross decrease to positions in prior years	(16,603)	(11,700)	(4,360)
Gross increase to current period tax positions	1,866	13,743	5,471
Audit settlements	(1,871)	(2,049)	(2,032)
Decrease related to lapsing of statute of limitations	(2,888)	(4,002)
Effect of change in exchange rates	(74)	(2,060)	525
The amount of unrecognized tax benefits that, if recognized, would affect our effective tax rate	24,451	30,832	46,206
Net interest and penalties expense	(795)	498	1,476
Accrued interest	3,781	4,403
Accrued penalties	2,766	3,233
Unrecognized tax benefits	$ 24,737	$ 42,175	$ 46,206